American Century Investments®
Quarterly Portfolio Holdings
High-Yield Fund
June 30, 2024

High-Yield - Schedule of Investments
JUNE 30, 2024 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
CORPORATE BONDS — 85.1%
Aerospace and Defense — 2.6%
Boeing Co., 6.26%, 5/1/27(1)	132,000	132,942
Bombardier, Inc., 7.50%, 2/1/29(1)(2)	175,000	181,532
Bombardier, Inc., 8.75%, 11/15/30(1)	427,000	462,028
Rolls-Royce PLC, 5.75%, 10/15/27(1)	250,000	251,372
Spirit AeroSystems, Inc., 4.60%, 6/15/28	375,000	351,599
TransDigm, Inc., 6.75%, 8/15/28(1)	600,000	608,084
TransDigm, Inc., 4.625%, 1/15/29	500,000	466,949
		2,454,506
Automobile Components — 1.3%
ZF North America Capital, Inc., 4.75%, 4/29/25(1)	160,000	158,100
ZF North America Capital, Inc., 7.125%, 4/14/30(1)	1,000,000	1,036,373
		1,194,473
Automobiles — 1.7%
Ford Motor Credit Co. LLC, 6.80%, 5/12/28	950,000	979,131
Ford Motor Credit Co. LLC, 3.625%, 6/17/31	700,000	603,835
		1,582,966
Banks — 0.5%
Freedom Mortgage Corp., 12.00%, 10/1/28(1)	375,000	403,053
Freedom Mortgage Holdings LLC, 9.25%, 2/1/29(1)	75,000	75,016
		478,069
Broadline Retail — 0.8%
Macy's Retail Holdings LLC, 5.875%, 4/1/29(1)	250,000	242,844
Macy's Retail Holdings LLC, 6.125%, 3/15/32(1)	550,000	525,815
		768,659
Building Products — 1.3%
Builders FirstSource, Inc., 5.00%, 3/1/30(1)	620,000	587,257
Standard Industries, Inc., 4.375%, 7/15/30(1)	750,000	678,264
		1,265,521
Capital Markets — 1.0%
Intercontinental Exchange, Inc., 3.625%, 9/1/28(1)	977,000	921,709
Chemicals — 2.8%
Celanese U.S. Holdings LLC, 6.17%, 7/15/27	750,000	761,546
Celanese U.S. Holdings LLC, 6.35%, 11/15/28	270,000	277,537
Chemours Co., 4.625%, 11/15/29(1)	400,000	344,820
Olin Corp., 5.125%, 9/15/27	360,000	349,651
Olin Corp., 5.625%, 8/1/29	500,000	490,840
Tronox, Inc., 4.625%, 3/15/29(1)	490,000	442,844
		2,667,238
Commercial Services and Supplies — 1.9%
Clean Harbors, Inc., 4.875%, 7/15/27(1)	500,000	484,584
Clean Harbors, Inc., 6.375%, 2/1/31(1)	245,000	245,855
GFL Environmental, Inc., 4.00%, 8/1/28(1)	700,000	651,132
GrafTech Global Enterprises, Inc., 9.875%, 12/15/28(1)(2)	150,000	110,747
Williams Scotsman, Inc., 6.625%, 6/15/29(1)	285,000	287,505
		1,779,823
Construction and Engineering — 0.5%
Brand Industrial Services, Inc., 10.375%, 8/1/30(1)	400,000	432,778

Construction Materials — 0.6%
Summit Materials LLC/Summit Materials Finance Corp., 7.25%, 1/15/31(1)	500,000	518,347
Consumer Finance — 0.7%
Bread Financial Holdings, Inc., 9.75%, 3/15/29(1)	455,000	478,438
Navient Corp., 5.875%, 10/25/24	200,000	199,846
		678,284
Consumer Staples Distribution & Retail — 1.0%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 3.50%, 3/15/29(1)	600,000	540,205
Walgreens Boots Alliance, Inc., 3.45%, 6/1/26	400,000	376,558
		916,763
Containers and Packaging — 3.5%
Ball Corp., 6.875%, 3/15/28	305,000	313,348
Berry Global, Inc., 5.50%, 4/15/28	500,000	499,195
Graphic Packaging International LLC, 4.125%, 8/15/24	800,000	799,607
Owens-Brockway Glass Container, Inc., 7.25%, 5/15/31(1)	497,000	496,759
Sealed Air Corp., 5.125%, 12/1/24(1)	440,000	438,537
Sealed Air Corp., 5.00%, 4/15/29(1)	380,000	361,984
Sealed Air Corp./Sealed Air Corp. U.S., 7.25%, 2/15/31(1)	350,000	360,796
		3,270,226
Distributors — 0.5%
LKQ Corp., 6.25%, 6/15/33	430,000	441,611
Diversified Consumer Services — 0.3%
Service Corp. International, 3.375%, 8/15/30	300,000	261,438
Diversified REITs — 0.3%
Brandywine Operating Partnership LP, 8.875%, 4/12/29	275,000	286,746
Diversified Telecommunication Services — 1.8%
Frontier Communications Holdings LLC, 8.75%, 5/15/30(1)	725,000	747,858
Level 3 Financing, Inc., 4.625%, 9/15/27(1)	150,000	78,296
Level 3 Financing, Inc., 3.75%, 7/15/29(1)	165,000	51,975
Sprint Capital Corp., 6.875%, 11/15/28	385,000	408,416
Telecom Italia Capital SA, 6.375%, 11/15/33(1)	355,000	347,719
Telecom Italia Capital SA, 6.375%, 11/15/33	60,000	56,177
		1,690,441
Electric Utilities — 0.9%
NextEra Energy Operating Partners LP, 7.25%, 1/15/29(1)	327,000	335,577
Palomino Funding Trust I, 7.23%, 5/17/28(1)	490,000	514,556
		850,133
Electronic Equipment, Instruments and Components — 0.4%
Sensata Technologies BV, 5.875%, 9/1/30(1)	385,000	377,272
Entertainment — 0.7%
Live Nation Entertainment, Inc., 3.75%, 1/15/28(1)	750,000	698,536
Food Products — 0.5%
Lamb Weston Holdings, Inc., 4.375%, 1/31/32(1)	550,000	490,875
Ground Transportation — 1.9%
Uber Technologies, Inc., 4.50%, 8/15/29(1)	400,000	381,866
United Rentals North America, Inc., 4.875%, 1/15/28	500,000	485,039
United Rentals North America, Inc., 6.00%, 12/15/29(1)	500,000	502,654
United Rentals North America, Inc., 3.875%, 2/15/31	500,000	446,531
		1,816,090
Health Care Equipment and Supplies — 2.1%
Avantor Funding, Inc., 3.875%, 11/1/29(1)	560,000	509,694
Hologic, Inc., 3.25%, 2/15/29(1)	350,000	314,296
Medline Borrower LP, 5.25%, 10/1/29(1)	650,000	620,816
Neogen Food Safety Corp., 8.625%, 7/20/30(1)(2)	500,000	540,636
		1,985,442

Health Care Providers and Services — 8.6%
Acadia Healthcare Co., Inc., 5.50%, 7/1/28(1)	485,000	474,911
AHP Health Partners, Inc., 5.75%, 7/15/29(1)	100,000	95,032
Catalent Pharma Solutions, Inc., 5.00%, 7/15/27(1)	62,000	60,841
Centene Corp., 4.625%, 12/15/29	320,000	302,898
CHS/Community Health Systems, Inc., 5.625%, 3/15/27(1)	400,000	372,845
CHS/Community Health Systems, Inc., 6.875%, 4/15/29(1)(2)	250,000	191,477
CHS/Community Health Systems, Inc., 4.75%, 2/15/31(1)	400,000	314,872
CHS/Community Health Systems, Inc., 10.875%, 1/15/32(1)	370,000	385,554
Concentra Escrow Issuer Corp., 6.875%, 7/15/32(1)(3)	490,000	497,350
DaVita, Inc., 4.625%, 6/1/30(1)	650,000	587,905
Encompass Health Corp., 4.75%, 2/1/30	250,000	234,094
IQVIA, Inc., 6.50%, 5/15/30(1)	447,000	454,105
Molina Healthcare, Inc., 4.375%, 6/15/28(1)	420,000	395,693
Molina Healthcare, Inc., 3.875%, 11/15/30(1)	100,000	88,973
Option Care Health, Inc., 4.375%, 10/31/29(1)	500,000	459,382
Owens & Minor, Inc., 4.50%, 3/31/29(1)(2)	350,000	302,157
Owens & Minor, Inc., 6.625%, 4/1/30(1)(2)	500,000	455,066
Select Medical Corp., 6.25%, 8/15/26(1)	370,000	372,126
Star Parent, Inc., 9.00%, 10/1/30(1)	259,000	272,247
Surgery Center Holdings, Inc., 7.25%, 4/15/32(1)(2)	555,000	561,319
Tenet Healthcare Corp., 6.125%, 10/1/28(2)	610,000	607,410
Tenet Healthcare Corp., 6.125%, 6/15/30	650,000	646,423
		8,132,680
Hotels, Restaurants and Leisure — 11.1%
1011778 BC ULC/New Red Finance, Inc., 4.375%, 1/15/28(1)	1,090,000	1,028,959
Bloomin' Brands, Inc./OSI Restaurant Partners LLC, 5.125%, 4/15/29(1)	300,000	270,863
Boyd Gaming Corp., 4.75%, 12/1/27	400,000	385,738
Caesars Entertainment, Inc., 4.625%, 10/15/29(1)(2)	929,000	852,349
Caesars Entertainment, Inc., 7.00%, 2/15/30(1)	100,000	102,231
Caesars Entertainment, Inc., 6.50%, 2/15/32(1)	137,000	137,761
Carnival Corp., 5.75%, 3/1/27(1)	1,000,000	988,548
Churchill Downs, Inc., 5.75%, 4/1/30(1)	380,000	369,398
Hilton Domestic Operating Co., Inc., 4.00%, 5/1/31(1)	670,000	600,351
International Game Technology PLC, 5.25%, 1/15/29(1)	1,070,000	1,036,001
Light & Wonder International, Inc., 7.25%, 11/15/29(1)	1,010,000	1,032,306
MGM Resorts International, 4.625%, 9/1/26	215,000	210,014
NCL Corp. Ltd., 8.125%, 1/15/29(1)	500,000	524,259
Royal Caribbean Cruises Ltd., 5.375%, 7/15/27(1)	1,000,000	985,322
Royal Caribbean Cruises Ltd., 7.25%, 1/15/30(1)	500,000	518,025
Six Flags Entertainment Corp., 7.25%, 5/15/31(1)	500,000	509,413
Station Casinos LLC, 4.625%, 12/1/31(1)	590,000	526,302
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)	325,000	317,225
		10,395,065
Household Durables — 1.1%
KB Home, 7.25%, 7/15/30	550,000	567,306
Meritage Homes Corp., 5.125%, 6/6/27	230,000	226,884
Tempur Sealy International, Inc., 3.875%, 10/15/31(1)	325,000	272,707
		1,066,897
Independent Power and Renewable Electricity Producers — 0.2%
Calpine Corp., 4.625%, 2/1/29(1)	200,000	185,732
Leisure Products — 0.3%
Mattel, Inc., 5.45%, 11/1/41	360,000	323,683
Life Sciences Tools and Services — 0.8%
Charles River Laboratories International, Inc., 4.25%, 5/1/28(1)	500,000	472,901

Fortrea Holdings, Inc., 7.50%, 7/1/30(1)	300,000	298,451
		771,352
Machinery — 1.7%
Chart Industries, Inc., 9.50%, 1/1/31(1)	577,000	625,845
GrafTech Finance, Inc., 4.625%, 12/15/28(1)(2)	750,000	476,336
Husky Injection Molding Systems Ltd./Titan Co.-Borrower LLC, 9.00%, 2/15/29(1)	460,000	476,911
		1,579,092
Media — 7.1%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 2/1/31(1)	1,827,000	1,493,044
CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 3/1/31(1)	625,000	616,644
CSC Holdings LLC, 5.375%, 2/1/28(1)	350,000	266,303
CSC Holdings LLC, 7.50%, 4/1/28(1)	380,000	202,092
CSC Holdings LLC, 4.50%, 11/15/31(1)	365,000	235,829
Directv Financing LLC, 8.875%, 2/1/30(1)	845,000	827,704
DISH Network Corp., 11.75%, 11/15/27(1)	615,000	603,588
Gray Television, Inc., 10.50%, 7/15/29(1)(2)	500,000	503,180
Nexstar Media, Inc., 5.625%, 7/15/27(1)	400,000	380,307
Sirius XM Radio, Inc., 4.00%, 7/15/28(1)	500,000	452,124
TEGNA, Inc., 4.75%, 3/15/26(1)	305,000	298,502
TEGNA, Inc., 5.00%, 9/15/29	301,000	266,089
Virgin Media Secured Finance PLC, 4.50%, 8/15/30(1)	570,000	483,837
		6,629,243
Metals and Mining — 3.2%
ATI, Inc., 4.875%, 10/1/29	690,000	645,883
Cleveland-Cliffs, Inc., 7.00%, 3/15/27	400,000	399,034
Cleveland-Cliffs, Inc., 6.75%, 4/15/30(1)	850,000	842,039
Kaiser Aluminum Corp., 4.50%, 6/1/31(1)	800,000	709,326
Novelis Corp., 3.875%, 8/15/31(1)	251,000	217,545
Roller Bearing Co. of America, Inc., 4.375%, 10/15/29(1)	250,000	230,372
		3,044,199
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.25%, 2/1/27(1)	445,000	421,921
Oil, Gas and Consumable Fuels — 8.4%
Antero Resources Corp., 7.625%, 2/1/29(1)	244,000	251,417
Antero Resources Corp., 5.375%, 3/1/30(1)	370,000	358,300
Chesapeake Energy Corp., 6.75%, 4/15/29(1)	101,000	101,281
Civitas Resources, Inc., 8.375%, 7/1/28(1)	500,000	524,540
CNX Resources Corp., 7.375%, 1/15/31(1)	500,000	511,843
CrownRock LP/CrownRock Finance, Inc., 5.00%, 5/1/29(1)	230,000	228,290
Energy Transfer LP, 5.75%, 4/1/25	460,000	458,944
EnLink Midstream LLC, 6.50%, 9/1/30(1)	1,333,000	1,365,233
EnLink Midstream Partners LP, 4.85%, 7/15/26	350,000	343,732
EQM Midstream Partners LP, 7.50%, 6/1/27(1)	360,000	367,904
EQM Midstream Partners LP, 4.50%, 1/15/29(1)	365,000	344,728
Global Partners LP/GLP Finance Corp., 8.25%, 1/15/32(1)	200,000	205,718
MEG Energy Corp., 5.875%, 2/1/29(1)	375,000	365,088
Petroleos Mexicanos, 5.95%, 1/28/31	280,000	225,817
Southwestern Energy Co., 5.70%, 1/23/25	76,000	75,937
Southwestern Energy Co., 5.375%, 3/15/30	670,000	647,691
Sunoco LP/Sunoco Finance Corp., 7.00%, 9/15/28(1)	500,000	512,856
Venture Global Calcasieu Pass LLC, 3.875%, 8/15/29(1)	500,000	455,690
Venture Global LNG, Inc., 9.50%, 2/1/29(1)	510,000	558,818
		7,903,827
Passenger Airlines — 0.6%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	175,231	173,836

Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 1/20/26(1)	440,000	419,098
		592,934
Personal Care Products — 0.8%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 6.625%, 7/15/30(1)	350,000	355,456
Edgewell Personal Care Co., 4.125%, 4/1/29(1)	420,000	386,978
		742,434
Pharmaceuticals — 3.7%
180 Medical, Inc., 3.875%, 10/15/29(1)	700,000	634,275
AdaptHealth LLC, 4.625%, 8/1/29(1)	375,000	325,343
Bausch Health Cos., Inc., 5.50%, 11/1/25(1)	100,000	93,245
Bausch Health Cos., Inc., 4.875%, 6/1/28(1)(2)	150,000	112,432
Bausch Health Cos., Inc., 11.00%, 9/30/28(1)	158,000	141,015
Endo Finance Holdings, Inc., 8.50%, 4/15/31(1)(2)	315,000	325,466
Jazz Securities DAC, 4.375%, 1/15/29(1)	367,000	341,029
Organon & Co./Organon Foreign Debt Co.-Issuer BV, 5.125%, 4/30/31(1)	1,110,000	998,048
Perrigo Finance Unlimited Co., 5.15%, 6/15/30	250,000	230,068
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/26	300,000	281,792
		3,482,713
Real Estate Management and Development — 0.3%
Newmark Group, Inc., 7.50%, 1/12/29(1)	288,000	296,304
Software — 0.8%
Cloud Software Group, Inc., 9.00%, 9/30/29(1)	300,000	291,299
Open Text Holdings, Inc., 4.125%, 12/1/31(1)	540,000	475,715
		767,014
Specialized REITs — 2.4%
Iron Mountain, Inc., 4.875%, 9/15/29(1)	1,300,000	1,226,047
SBA Communications Corp., 3.125%, 2/1/29	570,000	508,647
VICI Properties LP/VICI Note Co., Inc., 3.50%, 2/15/25(1)	500,000	493,644
		2,228,338
Specialty Retail — 1.3%
Murphy Oil USA, Inc., 3.75%, 2/15/31(1)	440,000	387,930
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/29(1)	750,000	731,117
Sonic Automotive, Inc., 4.625%, 11/15/29(1)	100,000	90,368
		1,209,415
Technology Hardware, Storage and Peripherals — 1.1%
Seagate HDD Cayman, 9.625%, 12/1/32	873,800	997,460
Textiles, Apparel and Luxury Goods — 0.1%
Tapestry, Inc., 7.85%, 11/27/33	124,000	130,668
Trading Companies and Distributors — 1.0%
AerCap Holdings NV, VRN, 5.875%, 10/10/79	470,000	468,125
Beacon Roofing Supply, Inc., 6.50%, 8/1/30(1)	330,000	333,253
Herc Holdings, Inc., 6.625%, 6/15/29(1)	160,000	162,360
		963,738
Wireless Telecommunication Services — 0.4%
U.S. Cellular Corp., 6.70%, 12/15/33	108,000	115,003
Vmed O2 U.K. Financing I PLC, 4.75%, 7/15/31(1)	265,000	223,856
		338,859
TOTAL CORPORATE BONDS (Cost $82,646,288)		80,031,514
EXCHANGE-TRADED FUNDS — 6.8%
iShares Broad USD High Yield Corporate Bond ETF	53,100	1,926,468
iShares iBoxx $ High Yield Corporate Bond ETF(2)	25,800	1,990,212
SPDR Bloomberg Short Term High Yield Bond ETF	44,700	1,116,159
SPDR Portfolio High Yield Bond ETF	58,400	1,356,632
TOTAL EXCHANGE-TRADED FUNDS (Cost $6,346,626)		6,389,471

BANK LOAN OBLIGATIONS(4) — 1.5%
Health Care Equipment and Supplies — 0.5%
Medline Borrower LP, 2024 Term Loan B, 8.09%, (1-month SOFR plus 2.75%), 10/23/28	448,580	449,982
Health Care Providers and Services — 0.2%
Star Parent, Inc., Term Loan B, 9.08%, (3-month SOFR plus 3.75%), 9/27/30	229,425	229,516
Passenger Airlines — 0.5%
American Airlines, Inc., 2023 Term Loan B, 8.19%, (1-month SOFR plus 2.75%), 2/15/28	475,300	474,839
Specialty Retail — 0.3%
LBM Acquisition LLC, Term Loan B, 12/17/27(5)	305,000	304,873
TOTAL BANK LOAN OBLIGATIONS (Cost $1,436,452)		1,459,210
PREFERRED STOCKS — 1.0%
Banks — 0.5%
Wells Fargo & Co., 7.625%(2)	449,000	479,265
Capital Markets — 0.5%
Goldman Sachs Group, Inc., 7.50%(2)	460,000	483,099
TOTAL PREFERRED STOCKS (Cost $920,071)		962,364
SHORT-TERM INVESTMENTS — 14.3%
Commercial Paper(6) — 5.3%
Barton Capital SA, 5.46%, 7/1/24(1)	2,500,000	2,498,889
Landesbank Baden-Wuerttemberg, 5.46%, 7/1/24(1)	2,500,000	2,498,889
		4,997,778
Money Market Funds — 9.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	35,502	35,502
State Street Navigator Securities Lending Government Money Market Portfolio(7)	8,429,903	8,429,903
		8,465,405
TOTAL SHORT-TERM INVESTMENTS (Cost $13,465,404)		13,463,183
TOTAL INVESTMENT SECURITIES — 108.7% (Cost $104,814,841)		102,305,742
OTHER ASSETS AND LIABILITIES — (8.7)%		(8,208,223)
TOTAL NET ASSETS — 100.0%		$94,097,519

NOTES TO SCHEDULE OF INVESTMENTS
SOFR	–	Secured Overnight Financing Rate
USD	–	United States Dollar
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $66,874,352, which represented 71.1% of total net assets.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $8,172,683. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(4)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(5)The interest rate will be determined upon settlement of the bank loan obligation after period end.
(6)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(7)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $8,429,903.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds and bank loan obligations are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$80,031,514	—
Exchange-Traded Funds	$6,389,471	—	—
Bank Loan Obligations	—	1,459,210	—
Preferred Stocks	—	962,364	—
Short-Term Investments	8,465,405	4,997,778	—
	$14,854,876	$87,450,866	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.